UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Quarter Ended:  December 31, 2003

Institutional Investment Manager Filing this Report:

The Robert Bruce Management Company, Inc.
96 Spring Street
P. O. Box 252
South Salem, NY  10590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name of institutional investment manager and person duly authorized to submit and sign this report:

Robert W. Bruce, III
President
914 763-6168
96 Spring Street
South Salem, NY  10590

Report Type:  13F Holdings Report



                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            7

Form 13F Information Table Value Total:     $341,862

List of Other Included Managers:

No.                 13F File Number                         Name

01                                 Algenpar, Inc.    J. Taylor Crandall
02                                 Anne T. & Robert M. Bass Foundation
                                   Anne T. Bass
                                   Robert M. Bass
                                   J. Taylor Crandall


                                                             FORM 13F INFORMATIONAL TABLE

NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE    SHARES   SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE



HOLLINGER INTERNATIONAL INC    COM           435569108     876      56100 SH       OTHER   01,02                   56100
LONE STAR TECHNOLOGIES, INC.   COM           542312103  105317    6590572 SH       OTHER   01,02                 6590572
MCMORAN EXPLORATION COMPANY    COM           582411104   55227    2945423 SH       OTHER   01,02                 2945423
MCMORAN EXPLORATION COMPANY 5% PREF          582411203   25720     260400 SH       OTHER   01,02                  260400
MESA ROYALTY TRUST             UNIT BEN INT  590660106   36124     648316 SH       OTHER   01,02                   648316
PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT 719217101   53419   28115300 SH       OTHER   01,02               28115300
SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT  798241105   65178    3005000 SH       OTHER   01                    3005000